Restricted Net Asset Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets
(Amounts in thousands)

	December 31, 2016	December 31, 2017
	RMB	RMB	US$
ASSETS

Current assets:
Cash	453	1,184	182
Amounts due from related parties	2,775,520	2,639,708	405,716
Prepaid expenses and other current assets	178,438	171,362	26,338
Total current assets	2,954,411	2,812,254	432,236
Investments and loans to subsidiaries	—	—	—
Total assets	2,954,411	2,812,254	432,236

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Amounts due to related parties	3,214,114	3,066,825	471,362
Other current liabilities and accrued expenses	32,596	43,625	6,705
Total current liabilities	3,246,710	3,110,450	478,067
Non-current liabilities:
Deficit subsidiaries	8,056,078	11,184,517	1,719,029
Total liabilities	11,302,788	14,294,967	2,197,096

Shareholders’ deficit
Ordinary shares —
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 187,490,478 and 187,490,478 as of December 31, 2016 and 2017, respectively
Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2016 and 2017, respectively	13,791	13,791	2,120
Additional paid-in capital	7,248,240	7,257,689	1,115,486

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2016 and 2017, respectively, at cost	(127,331)	(127,331)	(19,570)
Accumulated other comprehensive income	(54,651)	119,592	18,381
Accumulated deficit	(15,428,426)	(18,746,454)	(2,881,277)
Total shareholders’ deficit	(8,348,377)	(11,482,713)	(1,764,860)

Commitments and contingencies	—	—	—

Total liabilities and shareholders’ equity/deficit	2,954,411	2,812,254	432,236

Condensed Statement of Comprehensive Income [Table Text Block]
Condensed Statements of Comprehensive Loss
(Amounts in thousands)
	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Selling expenses	76,890	29,261	2,277	350
General and administrative expenses	54,101	13,087	26,405	4,058
Research and development expenses	1,295	—	—	—
Total operating expenses	132,286	42,348	28,682	4,408
Interest expense	(2,810)	(47)	(126)	(19)
Foreign currency exchange gain (losses)	12,895	4,792	(19,397)	(2,981)
Other income	406	421	426	65
Loss before income taxes	(121,795)	(37,182)	(47,779)	(7,343)
Equity in losses of subsidiaries	(5,478,731)	(2,060,472)	(3,270,249)	(502,628)
Income tax expense	—	—	—	—
Net loss	(5,600,526)	(2,097,654)	(3,318,028)	(509,971)
Foreign currency exchange translation adjustment, net of nil tax	(131,336)	(234,675)	174,243	26,780
Cash flow hedging derivatives, net of nil tax	(749)	—	—	—
Comprehensive loss	(5,732,611)	(2,332,329)	(3,143,785)	(483,191)

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
(Amounts in thousands)

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Operating activities:
Net cash used in operating activities	(32,709)	(32,459)	(668)	(103)

Investing activities:
Repayment of amounts due from subsidiaries, net	253,063	31,767	1,399	215
Net cash provided by investing activities	253,063	31,767	1,399	215
Cash flows from financing activities
Repayment of short-term borrowings	(221,109)	—	—	—
Proceeds from issuance of ordinary shares	—	—	—	—
Net cash used in financing activities	(221,109)	—	—	—
Net decrease in cash	(755)	(692)	731	112
Cash at beginning of year	1,900	1,145	453	70
Cash at end of year	1,145	453	1,184	182

Non-cash investing and financing transactions:	—	—	—	—